Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Intangible assets, net
12.	Intangible assets, net

The following table summarizes the Group's intangible assets:

	December 31,
	2014	2015
	RMB	RMB

Gross carrying amount
Brand names	94,120	102,654
Operating rights for licensed games	11,721	46,879
Software	17,304	38,307
Operating rights for game broadcasting	-	35,071
Domain names	24,686	25,902
Technology	17,145	17,621
Others	18,300	31,200

Total of gross carrying amount	183,276	297,634

Less: accumulated amortization
Brand names	(1,728)	(20,294)
Operating rights for licensed games	(4,249)	(15,010)
Software	(5,944)	(9,464)
Operating rights for game broadcasting	-	(23,278)
Domain names	(4,278)	(6,249)
Technology	(6,035)	(7,712)
Others	(774)	(5,478)

Total accumulated amortization	(23,008)	(87,485)

Less: accumulated impairment	(6,234)	(63,712)

Intangible assets, net	154,034	146,437

In 2015, the Group recognized impairment loss of intangible assets of RMB57,199, primary related to the 100 Online English training business and Beifu E-commerce business. In the second quarter of 2015 and on October 1, 2015, the Group performed interim and annual goodwill impairment test for the goodwill generated from the acquisition of 100 Online and Beifu, due to the poor financial performance of these two VIE's subsidiaries (Note 13), and recognized impairment loss of intangible assets of RMB48,814 and RMB8,385, respectively, which was mainly made against the carrying amount of the brand names.

In 2014, the Group recognized impairment of intangible assets of RMB5,697, which was made against the carrying amount of the technology acquired in a business combination in 2012. The Group ceased to use this technology in its business in 2014 and believed the technology cannot bring future economic benefits to the Group. As a result, an impairment loss equal to the carrying amount of the technology was recognized.

Amortization expense for the years ended December 31, 2013, 2014 and 2015 were RMB4,707, RMB12,598 and RMB64,201, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets

2016	44,269
2017	23,052
2018	19,076
2019	11,070
2020	8,744

The weighted average amortization periods of intangible assets as of December 31, 2014 and 2015 are as below:

December 31,
	2014	2015

Domain names	15 years	15 years
Technology	5 years	5 years
Software	4 years	5 years
Brand names	11 years	10 years
Operating rights for licensed games	2 years	3 years
Operating rights for game broadcasting	-	1 year
Others	3-5 years	3-5 years